Costs and Expenses by nature	6 Months Ended
Jun. 30, 2018
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Costs and Expenses by nature
24.	Costs and Expenses by nature

	2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Raw material and products for resale	(5,226)	(9,683)	(4,807)	(8,818)
Materials, third-party services, freight, rent and other related costs	(5,203)	(10,294)	(4,552)	(8,315)
Depreciation, depletion and amortization	(3,041)	(6,450)	(3,227)	(6,650)
Employee compensation	(2,141)	(4,370)	(2,055)	(4,520)
Production taxes	(3,032)	(5,494)	(1,725)	(3,739)
(Losses) /Gains on legal, administrative and arbitration proceedings	(454)	(846)	29	(370)
Unscheduled stoppages and pre-operating expenses	(277)	(516)	(381)	(813)
Gains/(losses) with Commodities Derivatives	(347)	(564)	—	—
Other taxes (*)	(100)	(248)	(954)	(1,046)
Allowance for expected credit losses	(288)	(425)	(455)	(453)
Institutional relations and cultural projects	(48)	(83)	(45)	(96)
Health, safety and environment	(16)	(41)	(18)	(31)
Impairment (losses)/reversals	49	31	(71)	(64)
Exploration expenditures written off (includes dry wells and signature bonuses)	(57)	(65)	(93)	(101)
Reclassification of cumulative translation adjustment	—	—	—	(37)
Gain on remeasurement of investment retained with loss of control	—	—	217	217
Amounts recovered from Lava Jato investigation	—	1	28	28
Changes in inventories	1,712	2,107	139	(322)
Gains and losses on disposal/write-offs of assets (**)	(316)	689	1,805	1,766

Total	(18,785)	(36,251)	(16,165)	(33,364)

In the Statement of income
Cost of sales	(14,636)	(29,340)	(14,181)	(28,355)
Selling expenses	(1,317)	(2,590)	(1,209)	(1,969)
General and administrative expenses	(612)	(1,272)	(691)	(1,424)
Other taxes (*)	(100)	(248)	(954)	(1,046)
Exploration costs	(162)	(298)	(187)	(281)
Research and development expenses	(164)	(317)	(171)	(278)
Other income and expenses	(1,794)	(2,186)	1,228	(11)

Total	(18,785)	(36,251)	(16,165)	(33,364)

(*)	In 2017, it includes the impact of tax settlement programs in the amount of US$ 883.
(**)	In 2018, it includes gains with divestments, as set out in note 9.1. In 2017, it includes returned areas and cancelled projects, as well as the divestment in NTS.